Investment in Digital Cinema Implementation Partners - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2010	Mar. 31, 2013 RenewalOptions ProjectionSystem	Mar. 31, 2012	Dec. 31, 2012 RenewalOptions ProjectionSystem	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Fair value of digital projection systems contributed by the Company	$ 16,380
Net book value of the contributed equipment	18,090					18,090
Loss on sale of assets	1,710
Economic interest in Digital Cinema Implementation Partners		24.30%		24.30%
Digital projection systems leased under operating lease, initial term		12 years		12 years
Number of one-year fair value renewal options		10		10
Minimum annual rent per digital projection system		1		1
Period of annual rental payment		6 years 6 months		6 years 6 months
Minimum annual rent per digital projection system through the end of the lease term		3		3
Number of digital projection systems being leased under master equipment lease agreement		3,515		3,515
Equipment lease expense		1,966	1,929	7,802	5,332	1,354
Depreciation expense on domestic 35 millimeter projectors					10,604	9,423
Equity in income of affiliates		2,421	1,790	13,109	5,651	(3,438)
Digital Cinema Implementation Partners
Schedule of Equity Method Investments [Line Items]
Voting interest in Digital Cinema Implementation Partners		33.00%		33.00%
Equity in income of affiliates		1,552	1,099
Digital Projection Systems
Schedule of Equity Method Investments [Line Items]
Net Book Value of digital projection systems sold					3,777	1,520
Loss on digital projection systems sold reflected in loss on sale of assets and other					2,739	1,197
Proceeds from sale of digital projection systems					$ 1,038	$ 323